NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Capital contributions	$ 2,131	$ 1,121	$ (520)
Return of capital		0	(147)
Disposals	(75)	(395)	(1,415)
Distributions	(27)	(9)	0
Special distribution/ TerraForm Power acquisition			(15)
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning Balance	12,303
Net income (loss)	334	209	180
Capital contributions	2,131	1,121	(520)
Return of capital		0	(147)
Disposals	(75)	(395)	(551)
Special distribution/ TerraForm Power acquisition			(15)
Ending Balance	14,755	12,303
Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	12,303	11,100	11,086
Net income (loss)	334	209	180
Other comprehensive income (loss)	(1,248)	(839)	(1,112)
Capital contributions	2,131	1,121	520
Disposals	(75)	(395)	(15)
Distributions	(1,275)	(810)	(551)
Special distribution/ TerraForm Power acquisition			(1,101)
Other	89	239	16
Ending Balance	$ 14,755	12,303	11,100
Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.00%
Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	80.00%
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance	$ 685
Net income (loss)	19	5	(13)
Ending Balance	477	685
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	685	1,002	922
Net income (loss)	19	5	(13)
Other comprehensive income (loss)	(103)	122	(100)
Capital contributions	0	0	0
Return of capital			0
Disposals	(54)	(181)	0
Distributions	(71)	(18)	(8)
Special distribution/ TerraForm Power acquisition			0
Other	1	(1)	1
Ending Balance	$ 477	685	1,002
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,253
Net income (loss)	(31)	43	(21)
Ending Balance	2,617	2,253
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	2,253	1,994	1,851
Net income (loss)	(31)	43	(21)
Other comprehensive income (loss)	449	(445)	(196)
Capital contributions	4	6	9
Return of capital			(3)
Disposals	0	(214)	0
Distributions	(59)	(32)	(38)
Special distribution/ TerraForm Power acquisition			0
Other	1	11	0
Ending Balance	$ 2,617	2,253	$ 1,994
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0043%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.006%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,658
Net income (loss)	31	2	$ (4)
Ending Balance	1,675	1,658
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	3,618	3,623	3,619
Net income (loss)	144	(16)	(52)
Other comprehensive income (loss)	212	(196)	(413)
Capital contributions	0	10	23
Return of capital			(109)
Disposals	(21)	0	0
Distributions	(460)	(350)	(204)
Special distribution/ TerraForm Power acquisition			0
Other	(3)	155	(67)
Ending Balance	$ 3,490	3,618	$ 3,623
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	23.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0069%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0071%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,410	410	$ 163
Net income (loss)	16	38	15
Other comprehensive income (loss)	425	(150)	0
Capital contributions	301	924	246
Return of capital			0
Disposals	0	0	0
Distributions	(3)	(114)	(13)
Special distribution/ TerraForm Power acquisition			0
Other	(15)	2	(1)
Ending Balance	2,134	1,410	410
Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Beginning Balance	0
Net income (loss)	(1)	0	0
Ending Balance	$ 247	0
Brookfield Global Infrastructure Income Fund | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	24.00%
Brookfield Global Infrastructure Income Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 0	0	0
Net income (loss)	(1)	0	0
Other comprehensive income (loss)	35	0	0
Capital contributions	200	0	0
Return of capital			0
Disposals	0	0	0
Distributions	(7)	0	0
Special distribution/ TerraForm Power acquisition			0
Other	254	0	0
Ending Balance	$ 481	0	0
Brookfield Global Infrastructure Income Fund | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	1.50%
Brookfield Global Infrastructure Income Fund | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	24.00%
Brookfield Global Transition Fund
Disclosure of subsidiaries [line items]
Beginning Balance	$ 0
Net income (loss)	(50)	0	0
Ending Balance	1,461	0
Brookfield Global Transition Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	0	0	0
Net income (loss)	(50)	0	0
Other comprehensive income (loss)	9	0	0
Capital contributions	1,484	0	0
Return of capital			0
Disposals	0	0	0
Distributions	(14)	0	0
Special distribution/ TerraForm Power acquisition			0
Other	32	0	0
Ending Balance	1,461	0	0
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning Balance	1,029
Net income (loss)	20	4	38
Ending Balance	$ 1,194	1,029
Proportion of ownership interests held by non-controlling interests	50.00%
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Canadian Hydroelectric Portfolio | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 974	627	618
Net income (loss)	20	4	35
Other comprehensive income (loss)	187	(163)	(11)
Capital contributions	0	0	0
Return of capital			(35)
Disposals	0	0	0
Distributions	(37)	(25)	(1)
Special distribution/ TerraForm Power acquisition			0
Other	4	205	(1)
Ending Balance	1,148	974	627
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance	132
Net income (loss)	11	16	16
Ending Balance	$ 115	132
Proportion of ownership interests held by non-controlling interests	25.00%
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 132	97	89
Net income (loss)	11	16	16
Other comprehensive income (loss)	(19)	(28)	(27)
Capital contributions	0	0	0
Return of capital			0
Disposals	0	0	0
Distributions	(9)	(8)	(34)
Special distribution/ TerraForm Power acquisition			0
Other	0	(1)	(1)
Ending Balance	$ 115	132	97
Isagen institutional partners
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	53.00%
Isagen institutional partners | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,442	2,651	2,375
Net income (loss)	179	113	130
Other comprehensive income (loss)	67	107	(325)
Capital contributions	0	0	0
Return of capital			0
Disposals	0	0	0
Distributions	(524)	(215)	(180)
Special distribution/ TerraForm Power acquisition			0
Other	(5)	0	1
Ending Balance	$ 2,159	2,442	2,651
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 13	14	13
Net income (loss)	1	1	0
Other comprehensive income (loss)	1	0	(2)
Capital contributions	0	0	0
Return of capital			0
Disposals	0	0	0
Distributions	(1)	(1)	0
Special distribution/ TerraForm Power acquisition			0
Other	0	(1)	(1)
Ending Balance	$ 14	13	14
TerraForm Power public non-controlling interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.00%
TerraForm Power public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 0	0	1,208
Net income (loss)	0	0	(31)
Other comprehensive income (loss)	0	0	(2)
Capital contributions	0	0	0
Return of capital			0
Disposals	0	0	0
Distributions	0	0	(35)
Special distribution/ TerraForm Power acquisition			(1,101)
Other	0	0	(43)
Ending Balance	0	0	0
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	776	682	228
Net income (loss)	26	5	101
Other comprehensive income (loss)	(15)	(86)	(36)
Capital contributions	142	181	242
Return of capital			0
Disposals	0	0	(15)
Distributions	(90)	(47)	(38)
Special distribution/ TerraForm Power acquisition			0
Other	(180)	(131)	128
Ending Balance	$ 659	776	682
Other | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%
Other | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	71.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,344
Net income (loss)	31	(109)	(158)
Ending Balance	$ 1,452	1,344
Proportion of ownership interests held by non-controlling interests	42.30%
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	6.80%
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	42.00%
Isagen
Disclosure of subsidiaries [line items]
Beginning Balance	$ 3,493
Net income (loss)	257	162	$ 187
Ending Balance	$ 3,146	$ 3,493
Proportion of ownership interests held by non-controlling interests	77.40%
Isagen | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	1.50%
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.00%